Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended	108 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Global Value Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		7.70%	9.52%	6.56%
Columbia Global Value Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		12.34%	10.00%	6.39%
Columbia Global Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		14.49%	11.10%	7.46%
Columbia Global Value Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		14.53%	11.18%	7.54%
Columbia Global Value Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		14.63%	11.24%	7.61%
Columbia Global Value Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		13.94%	10.56%	6.92%
Columbia Global Value Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	14.31%	10.84%	7.20%
Without Sales Load [Member] | Columbia Global Value Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent		14.26%	10.83%	7.19%
Without Sales Load [Member] | Columbia Global Value Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent		13.34%	10.00%	6.39%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		15.63%	13.91%	9.82%
MSCI World Value Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index (Net)
Average Annual Return, Percent		15.23%	11.12%	7.04%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.